Related Parties - Additional Information (Detail) (Majority Stockholder, USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Majority Stockholder
Related Party Transaction [Line Items]
Total reimbursements received	$ 5,704	$ 14,025	$ 19,729
Accounts receivable	0	4,478	0
Total payments	23,723	11,750	39,050
Accounts payable	$ 312	$ 1,811	$ 312